Basis of Preparation - Additional Information (Details)			3 Months Ended	9 Months Ended
	Oct. 16, 2022 USD ($)	Oct. 16, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of asset sale and purchase agreement	$ 3,790,340	$ 5,150,000
Assets held for sale	3,203,557
Impairment loss			$ 0	$ (15,346,119)
Canadian Cannabis
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Expected cost to sell Canadian cannabis disposal group asset	$ 586,783